                       ----------------------------------
                                       THE
                                 LATIN AMERICAN
                                    DISCOVERY
                                   FUND, INC.
                       ----------------------------------


                              FIRST QUARTER REPORT
                                 MARCH 31, 1999
              MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER
                     THE LATIN AMERICAN DISCOVERY FUND, INC.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs          William G. Morton, Jr.
CHAIRMAN OF THE BOARD    DIRECTOR
OF DIRECTORS
                         Stefanie V. Chang
Michael F. Klein         VICE PRESIDENT AND ACTING
PRESIDENT AND DIRECTOR   SECRETARY

Peter J. Chase           Harold J. Schaaff, Jr.
DIRECTOR                 VICE PRESIDENT

John W. Croghan          Joseph P. Stadler
DIRECTOR                 VICE PRESIDENT

David B. Gill            Joanna M. Haigney
DIRECTOR                 TREASURER

Graham E. Jones          Belinda A. Brady
DIRECTOR                 ASSISTANT TREASURER

John A. Levin
DIRECTOR
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
U.S. ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 1999, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 17.09% compared with 15.69% For the Morgan Stanley Capital International Emerging Markets Global Latin America Index (the "Index"). For the period since commencement of operations on June 23, 1992 through March 31, 1999, the Fund's total return, based on net asset value per share, was 111.62% compared with 49.02% for the Index. On March 31, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $8 1/4, representing a 14.0% discount to the Fund's net asset value per share.

Outperformance relative to the Index for the three months ended March 31, 1999 was largely attributable to our Mexican positions. Overweighting the country was favorable, as Mexico was the best performing Latin market during the first quarter gaining 29.9%. Additionally, our Mexican stock selection was strong. Underweighting Colombia (-14.2%) and Venezuela (-13.3%) also helped performance. Less favorable was our stock selection in Brazil and Chile.

The first quarter of 1999 was the watershed for the Latin markets. Characterized by strong performance, the turning point in the markets occurred with the devaluation of the Brazilian real. On January 21, the Brazilian authorities abandoned the currency peg that was put in place in mid-1994. With dollar reserves plummeting daily, pressure from capital flight had become too great.

The Brazilian devaluation had long been expected and much of the risk premium attached to such an event had been priced into the market. Consequently, with this event behind it, the market looked forward to a more encouraging future both for Brazil and the region as a whole. Many observers were amazed to see the Brazilian equity market gain 5.5% in U.S. dollar terms over the first quarter. However, in the weeks after the devaluation, the Brazilian government took decisive action to ensure new, strong management of the central bank as well as aggressively passing measures through congress that were essential in achieving the primary fiscal targets agreed upon with the IMF.

With regard to the central bank, Arminio Fraga, former portfolio manager for Soros Funds Management's Quantum Emerging Growth Fund was appointed as its head. Fraga offers financial expertise and a more reliable currency management technique. The move was taken to be so positive that most foreign banks with Brazilian exposure decided to roll over most of their credit to Brazilian institutions and in addition, welcomed the notion of a sovereign bond issue. These developments ensured that confidence both domestically and externally improved dramatically. Inflation has remained surprisingly subdued and the currency has rallied off its lows.

We are confident that Brazil has avoided insolvency in the near-term and are more optimistic on the country's ability to avoid debt default over time. However, Brazil's continued solvency will be contingent upon the government's ability to keep real interest rates low (below 15%) and the primary fiscal surplus high (above 3% gross domestic product). Should the government achieve this, the growth in the stock of public debt (now at 49% gross domestic product) will be contained and the debt restructuring avoided. To ensure that rates do remain low, congress and the executive (President Cardoso and his cabinet) must be seen to be acting responsibly. Legislation must pass that allows for a social security system and tax reforms. We do want to point out that none of these measures is necessary for the government to achieve their fiscal targets with the IMF for this year. They are important, however, for the longer-term health of the economy, and hence guide market sentiment.

Over the course of the first quarter, we have added to our Brazilian exposure and are now overweight the Index. Within Brazil, we are focusing on the telecommunications industry that offers strong management, high pent-up demand, and room for cost efficiencies. Telebras is one such example. Telebras was the former holding company for the Brazilian telecommunications sector. The company was privatized during the past summer, and split into 12 separate companies. Through the purchase of the aggregated Telebras security, we are able to tap into all 12 companies, taking advantage of reduced transaction charges and increased liquidity. Telebras offers a great potential for revenue growth and significant margin expansion.

While Mexico performed as poorly as Brazil in 1998, its strong economic position, coupled with increasing oil prices, have allowed Mexico to differentiate itself from the rest of Latin America in the first quarter of 1999. The strength in oil prices has removed any constraints that were weighing on the government's fiscal balance and consistently lower than expected inflation allowed the peso to rally 7% in real terms. Given its better than expected economy, stronger currency and lower domestic interest rates, dollar earnings estimates for Mexico were revised upwards, providing a further boost to the market.

Within Mexico, we are focusing on consumer-related industries, such as telecommunications, broadcasting and publishing, beverages, retailing, and health and personal care. Telmex, one of our holdings, is an integrated telecommunications provider for Mexico. The company offers excellent management which focuses on profitability, ensuring the enhancement of shareholder value. We also own Televisa, the largest media conglomerate in Mexico, which includes a television network, publishing, radio and music companies. Televisa offers a favorable combination of cost reductions, ratings momentum and improved management focus. Upside exists for tariff increases as advertising rates in Mexico are among the cheapest in the world.

Argentina's market lagged, gaining only 4.7% during the first quarter. We are underweight Argentina, owing to potential internal and external risks. Endogenous risks include election year uncertainties, as a new President will come into power in October, a deteriorating current account, and the economy's direct link to Brazil. While Brazil has been improving, any set-back will hinder Argentina's progress. Exogenous risks include a weak commodity cycle and a rise in U.S. interest rates. Within Argentina, we are invested in the energy sector, specifically YPF, the country's largest integrated oil and gas company, and in the telecommunications sector.

Chile's market rose 16.3%, largely driven by an interest rate cut, increased demand for pulp from Asian markets, and a critical change in company by-laws for energy-giant Enersis. We are underweight Chile given its slowing economy and lackluster corporate earnings. Chile's lack of export diversification has hindered it economically given the country's dependence on commodities. Specifically, weak copper prices remain a concern.

Turning to other countries, domestic factors including high interest rates, inflation and a slowing economy have resulted in our Colombian underweight. We are also underweight Peru and Venezuela. Peru, like Chile, is highly commodity dependent (particularly copper) and thus has been negatively impacted by low commodity prices. Concerns regarding Venezuela include uncertainty over President Chavez's policies, its oil price dependence, and prospects of a currency devaluation.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. From that date through March 31, 1999, the Fund repurchased 788,400 shares or 6.19% of its Common Stock at an average price per share of $6.44 and an average discount of 20.07% from the net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board.

Sincerely,

/s/Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

April 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

The Latin America Discovery Fund, Inc.
Investment Summary as of March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 HISTORICAL                                                    TOTAL RETURN (%)
 INFORMATION                     ------------------------------------------------------------------------
                                    MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (3)
                                 ----------------------   ----------------------   ----------------------
                                                AVERAGE                  AVERAGE                  AVERAGE
                                 CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                 ----------     -------   ----------     -------   ----------     -------
           FISCAL YEAR TO DATE      33.33%          --       17.09%          --       15.69%          --
           ONE YEAR                -30.16       -30.16%     -25.63       -25.63%     -25.27       -25.27%
           FIVE YEAR                 6.82+        1.33+       7.64+        1.48+      -3.66        -0.74
           SINCE INCEPTION*         82.05+        9.25+     111.62+       11.70+      49.02         6.07

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION


                                    [CHART]

                                                            YEAR ENDED DECEMBER 31,                                THREE MONTHS
                                                                                                                       ENDED
                                                                                                                      MARCH 31,
                                    1992*       1993        1994        1995        1996        1997        1998        1999
                                    ----        ----        ----        ----        ----        ----        ----        ----
Net Asset Value Per Share.......    $15.23      $23.31      $17.16      $ 10.98     $14.77      $20.34      $  8.19     $ 9.59
Market Value Per Share..........    $13.25      $27.13      $18.25      $  9.88     $12.50      $17.94      $  6.19     $ 8.25
Premium/(Discount)..............     -13.0%       16.4%        6.4%       -10.0%     -15.4%      -11.8%       -24.4%     -14.0%
Income Dividends................        --          --      $ 0.00#          --     $ 0.16          --      $  0.08         --
Capital Gains Distributions.....        --          --      $ 5.74      $  0.45     $ 1.14      $ 0.70      $  6.67         --
Fund Total Return (2)...........      8.01%      65.36%      -0.14%      -27.61%+    47.19%      43.06%      -33.53%     17.09%
Index Total Return (3)..........     -2.26%      52.29%      -3.69%      -13.53%     21.96%      31.66%      -35.29%     15.69%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Global Latin America Index (MSCI EMG Latin America Index) is a broad based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela, including dividends.
*   The Fund commenced operations on June 23, 1992.
#   Amount is less than $0.01 per share.
+ This return excludes the effect of the rights issued in connection with the Rights Offerings.

The Latin America Discovery Fund, Inc.
Investment Summary as of March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                    [CHART]

Equity Securities (99.2%)
Short-Term Investments (0.8%)

-------------------------------------------------------------------------------
SECTORS
                                    [CHART]

Other (12.2%)
Utilities--Electrical & Gas (12.4%)
Telecommunications--Integrated (30.3%)
Banking (5.7%)
Beverages & Tobacco (8.3%)
Broadcasting & Publishing (4.2%)
Building Materials & Components (5.7%)
Energy Sources (8.9%)
Health & Personal Care (3.5%)
Merchandising (4.1%)
Metals--Steel (4.7%)
-------------------------------------------------------------------------------
COUNTRY WEIGHTINGS
                                     [CHART]

Other (1.1%)
Colombia (0.5%)
Venezuela (0.9%)
Peru (1.1%)
Chile (9.9%)
Argentina (11.1%)
Brazil (35.7%)
Mexico (39.7%)

-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*
                              PERCENT OF                                        PERCENT OF
                              NET ASSETS                                        NET ASSETS
                              ----------                                        ----------
1.  Telmex (Mexico)           10.3%               6.  FEMSA (Mexico)             3.7%
2.  Cemex (Mexico)             5.1%               7.  Cemig (Brazil)             3.6
3.  Petrobras (Brazil)         4.5%               8.  Kimberly (Mexico)          3.5
4.  YPF (Argentina)            4.4%               9.  Telebras Holders (Brazil)  3.5
5.  Televisa (Mexico)          3.9%               10. CVRD (Brazil)              3.4
                                                                                ----
                                                                                45.9%
                                                                                ----
                                                                                ----

* Excludes short-term investments.

FINANCIAL STATEMENTS
-------
STATEMENT OF NET ASSETS (UNAUDITED)
-------
MARCH 31, 1999

                                                               VALUE
                                                SHARES         (000)
-------------------------------------------------------------------------------
-------
COMMON STOCKS (98.2%)
(Unless otherwise noted)
-------------------------------------------------------------------------------
-------
ARGENTINA (11.1%)
BANKING
  Banco del Suquia                                      1    U.S.$     -- @
                                                             ------------
BEVERAGES & TOBACCO
  Quilmes Industrial ADR                          256,065          2,417
                                                             ------------
ENERGY SOURCES
  YPF ADR                                         160,100          5,053
                                                             ------------
MULTI-INDUSTRY
  Perez Companc                                   109,372            514
                                                             ------------
TELECOMMUNICATIONS--INTEGRATED
  Telecom Argentina ADR                           105,548          2,896
  Telefonica Argentina ADR                         61,072          1,848
                                                             ------------
                                                                    4,744
                                                             ------------
                                                                   12,728
                                                             ------------
-------------------------------------------------------------------------------
-------
BRAZIL (35.7%)
BANKING
   Banco Nacional (Preferred)                  95,420,000               3
   Itaubanco (Preferred)                        2,284,034           1,165
   Unibanco (Preferred) GDR                        75,743           1,458
                                                             ------------
                                                                   2,626
                                                             ------------
ENERGY SOURCES
   Petrobras (Preferred)                       29,821,579          4,139
   Petrobras (Preferred) ADR                       39,949            556
(a)Petrobras (Preferred) ADR                       30,795            427
                                                             ------------
                                                                   5,122
                                                             ------------
MERCHANDISING
   Globex Utilidades (Preferred)                   14,200             52
   Lojas Arapua (Preferred)                    41,337,400             -- @
(a)Lojas Arapua (Preferred) ADR                    20,775             -- @
   Renner Participacoes (Preferred)            21,864,000             17
                                                             ------------
                                                                      69
                                                             ------------
METALS--STEEL
   CSN                                         38,791,000            656
   CVRD                                             5,000             53
   CVRD (Preferred) 'A'                           182,691          2,690
   CVRD (Preferred) ADR                            78,470          1,148
   CVRD Bonus                                     116,420             -- @
   Gerdau (Preferred)                          62,652,422            646
   Usiminas (Preferred)                           111,200            190
                                                             ------------
                                                                   5,383
                                                             ------------
MULTI-INDUSTRY
   Iven (Preferred)                             1,268,500            133
                                                             ------------
REAL ESTATE
(a)Rossi Residencial GDR                          176,972            155
   Rossi Residencial GDS (Registered)             269,535            236
                                                             ------------
                                                                     391
                                                             ------------
TELECOMMUNICATIONS--INTEGRATED
   CRT (Preferred) 'A'                         10,511,166          3,187
   Tele Centro-Sul (Preferred)                133,541,390          1,245
   Tele Norte-Leste (Preferred)               109,908,000          1,679
   Tele Norte-Leste (Preferred) ADR               105,929    U.S.$ 1,629
   Telebras (Preferred)                       116,126,790             20
   Telebras Holders                                49,084          3,957
   Telesp (Preferred)                              71,373              9
                                                             ------------
                                                                  11,726
                                                             ------------
TELECOMMUNICATIONS--LONG DISTANCE
   Embratel (Preferred)                       139,380,000          2,342
                                                             ------------
TELECOMMUNICATIONS--WIRELESS
   Tele Celular Sul (Preferred)               126,995,790            255
   Tele Leste Celular (Preferred)             787,883,000            524
   Tele Leste Celular ADR                           2,185             70
   Tele Nordeste Celular (Preferred)          460,494,900            499
   Tele Norte Celular (Preferred)             719,139,000            432
   Tele Sudeste Celular (Preferred)           119,308,790            487
   Tele Sudeste Celular ADR                        15,520            314
   Telesp Celular (Preferred)                  78,094,790            651
                                                             ------------
                                                                   3,232
                                                             ------------
TEXTILES & APPAREL
   Coteminas                                    5,426,400            307
(a)Coteminas ADR                                    9,305             27
                                                            ------------
                                                                    334
                                                            ------------
UTILITIES--ELECTRICAL & GAS
   Cemig (Preferred)                           93,952,003          2,101
   Cemig (Preferred) ADR                           91,243          2,030
   CERJ                                     3,981,800,000            905
   Copel (Preferred) 'B'                      361,133,400          2,725
   Copel (Preferred) ADR                           79,020            593
   Eletrobras                                  27,222,000            531
   Eletrobras (Preferred) 'B'                  31,908,000            670
                                                             ------------
                                                                   9,555
                                                             ------------
                                                             ------------
                                                                  40,913
                                                             ------------
-------------------------------------------------------------------------------
-------
CHILE (9.2%)
BANKING
   Banco Edwards ADR                               24,790            282
   Banco Santander Chile ADR                       14,900            224
   Banco Santiago ADR                              14,300            252
   Citicorp-Chile Financiero Fund                   3,515             70
                                                             ------------
                                                                     828
                                                             ------------
BEVERAGES & TOBACCO
   CCU ADR                                         54,925          1,198
                                                             ------------
FOOD & HOUSEHOLD PRODUCTS
   D&S ADR                                         37,675            464
                                                             ------------
MERCHANDISING
   Santa Isabel ADR                                44,705            391
                                                             ------------
MULTI-INDUSTRY
   Quinenco ADR                                    51,020            507
                                                             ------------
TELECOMMUNICATIONS--INTEGRATED
   CTC ADR                                        103,238          2,432
                                                             ------------
UTILITIES--ELECTRICAL & GAS
   Chilectra ADR                                  103,165          2,218
   Endesa ADR                                     103,627          1,457

-------------------------------------------------------------------------------
-------

                                                               VALUE
                                                SHARES         (000)
-------------------------------------------------------------------------------
-------
CHILE (CONTINUED)
UTILITIES--ELECTRICAL & GAS (CONTINUED)
   Enersis ADR                                     37,360    U.S.$ 1,002
                                                             ------------
                                                                   4,677
                                                             ------------
                                                             ------------
                                                                  10,497
                                                             ------------
-------------------------------------------------------------------------------
-------
COLOMBIA (0.5%)
BEVERAGES & TOBACCO
   Bavaria                                         87,449            384
   Valores Bavaria                                159,679            167
                                                             ------------
                                                                     551
                                                             ------------
FINANCIAL SERVICES
   Corfivalle                                           2             -- @
                                                             ------------
                                                                     551
                                                             ------------
-------------------------------------------------------------------------------
-------
MEXICO (39.7%)
BANKING
   Banacci 'L'                                    645,651          1,296
   Bancomer 'B'                                 2,556,207            876
   Banorte 'B'                                    684,441            896
                                                             ------------
                                                                   3,068
                                                             ------------
BEVERAGES & TOBACCO
   FEMSA                                          836,980          2,560
   FEMSA ADR                                       55,103          1,705
   Grupo Modelo 'C'                               427,900          1,097
                                                             ------------
                                                                   5,362
                                                             ------------
BROADCASTING & PUBLISHING
   Televisa CPO GDR                               143,685          4,508
   TV Azteca ADR                                   47,244            295
                                                             ------------
                                                                   4,803
                                                             ------------
BUILDING MATERIALS & COMPONENTS
   Cemex 'B'                                      587,127          2,465
   Cemex 'B' ADR                                  217,197          1,819
   Cemex CPO                                      384,797          1,571
   Vitro ADR                                      111,592           649
                                                             ------------
                                                                   6,504
                                                             ------------
ENERGY EQUIPMENT & SERVICES
   Tamsa ADR                                       90,173            812
                                                             ------------
FOOD & HOUSEHOLD PRODUCTS
   Grupo Industrial Bimbo 'A'                     340,960            760
                                                             ------------
HEALTH & PERSONAL CARE
   Kimberly 'A'                                 1,070,194          4,032
                                                             ------------
MERCHANDISING
   Cifra 'C'                                      947,927          1,464
   Cifra 'V'                                      513,326            806
   Cifra 'V' ADR                                   12,250            190
   Soriana 'B'                                    511,464          1,768
                                                             ------------
                                                                   4,228
                                                             ------------
MULTI-INDUSTRY
   Alfa 'A'                                       266,320            809
   Grupo Carso 'A1'                               393,785          1,618
                                                             ------------
                                                                   2,427
                                                             ------------
RECREATION, OTHER CONSUMER GOODS
   Blockbuster de Mexico ADR                       40,000             -- @
                                                             ------------
TELECOMMUNICATIONS--INTEGRATED
   Carso Global Telecom                           339,546    U.S.$ 1,761
   Telmex 'L'  ADR                                179,628         11,766
                                                             ------------
                                                                  13,527
                                                             ------------
                                                                  45,523
                                                             ------------
-------------------------------------------------------------------------------
-------
PERU (1.1%)
TELECOMMUNICATIONS--INTEGRATED
   Tel Peru 'B' ADR                               100,567          1,282
                                                             ------------
-------------------------------------------------------------------------------
-------
VENEZUELA (0.9%)
TELECOMMUNICATIONS--INTEGRATED
   CANTV ADR                                       56,965          1,036
                                                             ------------
-------------------------------------------------------------------------------
-------
TOTAL COMMON STOCKS
   (Cost U.S.$126,262)                                           112,530
                                                             ------------
-------------------------------------------------------------------------------
-------
                                                     FACE
                                                   AMOUNT
                                                    (000)
-------------------------------------------------------------------------------
-------
SHORT-TERM INVESTMENTS (0.7%)
-------------------------------------------------------------------------------
-------
CHILE (0.7%)
TIME DEPOSIT
   Citibank 6.70%, 06/14/99
     (Cost U.S.$794)                   CLP        388,700            803
                                                             ------------
-------------------------------------------------------------------------------
-------
FOREIGN CURRENCY ON DEPOSIT WITH
   CUSTODIAN (0.1%)
   Argentine Peso                      ARP              5              5
   Brazil Real                         BRL            138             81
   Chilean Peso                        CLP             85             -- @
   Mexican Peso                        MXP             97             10
                                                             ------------
         (Cost U.S.$93)                                               96
                                                             ------------
-------------------------------------------------------------------------------
-------
TOTAL INVESTMENTS (99.0%)
         (Cost U.S.$127,149)                                     113,429
                                                             ------------
-------------------------------------------------------------------------------
-------
OTHER ASSETS AND LIABILITIES (1.0%)
   Other Assets                        U.S.$        2,587
   Liabilities                                     (1,432)         1,155
                                       -------------------   ------------
-------------------------------------------------------------------------------
-------
NET ASSETS (100%)
   Applicable to 11,951,825 issued
    and outstanding U.S.$0.01 par value shares
    (100,000,000 shares authorized)                         U.S.$114,584
                                                            ------------
                                                            ------------
-------------------------------------------------------------------------------
-------
      NET ASSET VALUE PER SHARE                             U.S.$   9.59
                                                            ------------
                                                            ------------
-------------------------------------------------------------------------------
-------

  @ -- Value is less than U.S.$500.
(a) -- 144A Security - certain conditions for public sale may exist. ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares


                                       7